Credit Facilities, Long-Term Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31				2021			2020
	Segment	Maturity	Currency	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest
Credit facilities
Committed syndicated bank facility(2)	Corporate	2025	CAD	—	—	—%	114	114	2.7%
Debentures
7.3% Medium term notes	Corporate	2029	CAD	110	110	7.3%	109	110	7.3%
6.9% Medium term notes	Corporate	2030	CAD	141	141	6.9%	140	141	6.9%
Senior notes(3)
6.5% Senior notes	Corporate	2040	USD	378	383	6.5%	380	383	6.5%
4.5% Senior notes	Corporate	2022	USD	510	511	4.5%	506	511	4.5%
Non-recourse
Melancthon Wolfe Wind LP bond	Wind & Solar	2028	CAD	235	237	3.8%	268	270	3.8%
New Richmond Wind LP bond	Wind & Solar	2032	CAD	120	121	4.0%	127	128	4.0%
Kent Hills Wind LP bond(4)	Wind & Solar	2033	CAD	221	221	4.5%	230	233	4.5%
Windrise Wind LP bond	Wind & Solar	2041	CAD	171	173	3.4%	—	—	—%
Pingston bond	Hydro	2023	CAD	45	45	3.0%	45	45	3.0%
TAPC Holdings LP bond (Poplar Creek)	Gas	2030	CAD	102	104	4.4%	111	113	4.5%
TEC Hedland PTY Ltd bond(5)	Gas	2042	AUD	732	742	4.1%	772	782	4.1%
TransAlta OCP LP bond	Gas	2030	CAD	263	265	4.5%	284	287	4.5%
Tax equity financing
Big Level & Antrim(6)	Wind & Solar	2029	USD	106	112	6.6%	112	119	6.6%
Lakeswind(7)	Wind & Solar	2029	USD	18	18	10.5%	22	22	10.5%
North Carolina Solar(8)	Wind & Solar	2028	USD	11	11	7.3%	—	—	—
Other	Corporate	2023	CAD	4	4	5.9%	7	6	5.9%
Total long-term debt				3,167	3,198		3,227	3,264
Lease liabilities				100			134
				3,267			3,361
Less: current portion of long-term debt				(837)			(97)
Less: current portion of lease liabilities				(7)			(8)
Total current long-term debt and lease liabilities				(844)			(105)
Total credit facilities, long-term debt and lease liabilities				2,423			3,256
(1) Interest is before the effect of hedging.
(2) Composed of bankers’ acceptances and other commercial borrowings under long-term committed credit facilities.
(3) US face value at Dec. 31, 2021 — US$700 million (Dec. 31, 2020 — US$700 million).
(4) Kent Hills Wind LP bond is classified as a current liability. Refer to section B - Restrictions Related to Non-Recourse Debt and Other Debt, for more information.
(5) AU face value at Dec. 31, 2021 — AU$800 million related to the TEC offering (2020 — AU$800 million).
(6) US face value at Dec. 31, 2021 — US$88 million (2020 — US$94 million).
(7) US face value at Dec. 31, 2021 — US$14 million (2020 — US$16 million).
(8) US face value at Dec. 31, 2021 — US$9 million (2020 — nil).
The Company's credit facilities are summarized in the table below:

As at Dec. 31, 2021	Facility size	Utilized		Available capacity	Maturity date
		Outstanding letters of credit(1)	Actual drawings
TransAlta Corporation
Committed syndicated bank facility(2)	1,250	618	—	632	Q2 2025
Canadian committed bilateral credit facilities	240	186	—	54	Q2 2023
TransAlta Renewables
Committed credit facility(2)	700	98	—	602	Q2 2025
Total	2,190	902	—	1,288
(1) TransAlta has obligations to issue letters of credit and cash collateral to secure potential liabilities to certain parties, including those related to potential environmental obligations, commodity risk management and hedging activities, pension plan obligations, construction projects and purchase obligations. At Dec. 31, 2021, TransAlta provided cash collateral of $55 million.
(2) Includes letters of credit issued under the demand facilities for TransAlta and TransAlta Renewables.

Disclosure of principal repayments

	2022(1)	2023	2024	2025	2026	2027 and thereafter	Total
Principal repayments(2)	836	155	113	127	127	1,840	3,198
Lease liabilities(3)	(6)	4	3	3	3	93	100

(1) Includes the Kent Hills Wind LP non-recourse bonds. The successful receipt of waivers and amendments would extend principal repayments beyond 2022.
(2) Excludes impact of hedge accounting and derivatives.
(3) Lease liabilities include a lease incentive of $13 million, expected to be received in 2022.